Quarterly Report
December 31, 2023
MFS®  North Carolina
Municipal Bond Fund
MNC-Q3

Portfolio of Investments
12/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.5%
Airport Revenue – 10.0%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$1,255,383
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,099,145
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	5,000,000	5,023,089
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2037	1,000,000	1,014,286
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	1,712,310
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	2,014,458
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,510,889
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2041	2,155,000	2,368,988
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,033,816
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	2,300,000	2,515,516
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,058,723
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,602,587
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	1,000,000	1,087,628
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2053	4,000,000	4,314,895
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,641,978
New York Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	1,275,000	1,279,373
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	2,580,000	2,705,930
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,273,594
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,104,354
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,098,549
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,098,963
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,090,991
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,461,571
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	176,151
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	196,969
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	150,407
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	240,642
		$45,131,185
General Obligations - General Purpose – 4.8%
Asheville, NC, General Obligation Refunding, 4%, 6/01/2039	$295,000	$313,852
Asheville, NC, General Obligation Refunding, 4%, 6/01/2041	500,000	522,443
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,030,000	922,591
Cartersville, GA, General Obligation, 2%, 10/01/2040	2,190,000	1,573,966
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	256,046
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,655,000	1,808,180
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	668,987
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	30,211	29,618
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	239,000	148,997
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	201,638	218,691
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	554,850	617,191
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	185,717	181,836
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	344,225	332,812
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	143,274	136,785
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	194,798	178,656
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	680,587	606,180
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	525,490
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	469,141
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	671,788
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	681,342
Granville County, NC, 5%, 10/01/2034	675,000	742,757
Granville County, NC, 5%, 10/01/2035	690,000	756,906
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	3,218,237
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	984,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Lee County, NC, Limited Obligation, 4%, 5/01/2037	$855,000	$874,857
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,074,971
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	415,184
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	385,190
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	1,065,000	1,066,880
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	665,000	662,644
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	460,000	464,101
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	185,000	185,953
		$21,696,721
General Obligations - Schools – 0.3%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,510,000	$1,309,651
Healthcare Revenue - Hospitals – 12.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$540,470
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 3.625%, 1/15/2048 (Put Date 6/15/2027)	2,500,000	2,526,093
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 5%, 1/15/2049 (Put Date 12/01/2031)	3,910,000	4,519,798
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,274,101
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,072,665
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,379,325
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,626,542
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,629,576
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	4,685,000	4,685,118
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,759,382
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	667,644
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	283,357
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	5,000,000	4,760,739
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031 (Prerefunded 6/01/2025)	2,800,000	2,885,915
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033 (Prerefunded 6/01/2025)	3,000,000	3,092,051
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,519,668
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,092,994
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	155,535
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,546,378
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,070,674
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,676,022
		$54,764,047
Healthcare Revenue - Long Term Care – 6.9%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,827,425
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	877,932
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,581,735
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,446,927
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,027,367
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	819,086
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	2,021,519
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,266,928
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	780,317
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	766,311

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	$2,000,000	$1,671,918
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2033	180,000	168,432
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2034	185,000	171,728
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	694,558
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	570,671
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	844,949
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,663,768
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,123,124
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,283,596
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,386,297
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,701,295
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	786,339
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,044,502
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,500,000	1,519,374
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,007,056
		$31,053,154
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$987,660
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$494,999
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	510,000	336,248
		$831,247
Miscellaneous Revenue - Other – 1.6%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,021,772
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2041	1,000,000	1,150,742
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2042	1,000,000	1,140,511
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2043	875,000	994,520
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	192,191
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,119,818
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,744,360
		$7,363,914
Multi-Family Housing Revenue – 0.8%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$1,308,808	$1,321,891
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	675,000	687,706
New Mexico Mortgage Finance Authority, Multifamily Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	1,070,000	1,080,643
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	240,000	249,841
		$3,340,081
Sales & Excise Tax Revenue – 3.1%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$25,000	$26,923
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	35,000	37,950
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	350,000	335,061
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,319,447
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	105,509

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	$336,000	$332,523
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	7,015,000	7,039,478
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	635,000	630,373
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	345,464
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,605
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	151,796
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,863
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	151,449
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	24,790
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,159,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	1,009,087
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	718,000	225,110
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(n)	880,000	686,400
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(n)	485,000	378,300
		$13,974,418
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$372,687
Single Family Housing - State – 8.4%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$640,000	$638,147
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,085,000	2,031,259
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,285,000	1,199,012
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,740,000	2,306,342
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	3,275,000	3,276,228
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	3,260,000	3,234,726
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,195,000	1,260,444
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	4,980,000	5,139,629
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	1,470,000	1,585,548
North Carolina Housing Finance Agency, Home Ownership Rev., “50”, GNMA, 5.5%, 1/01/2054	4,980,000	5,390,034
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 4.5%, 1/01/2048	3,000,000	3,014,754
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 5.75%, 1/01/2054	3,995,000	4,317,558
North Carolina Housing Finance Agency, Home Ownership Rev., “52-A”, GNMA, 6.25%, 1/01/2055	4,000,000	4,426,465
		$37,820,146
State & Local Agencies – 12.4%
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	$1,700,000	$1,772,028
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,520,560
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,026,364
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,517,257
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,108,273
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,208,610
Charlotte, NC, COP, 3%, 6/01/2048	4,425,000	3,672,568
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	2,740,926
Charlotte, NC, Refunding COP (Transit Projects Phase II), “B”, 5%, 6/01/2026	1,250,000	1,288,989
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,791,924
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,089,654
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,288,722
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,419,229
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,317,172
Durham County, NC, Limited Obligation, 4.5%, 10/01/2042	2,400,000	2,606,042
Durham County, NC, Limited Obligation, 4.5%, 10/01/2043	2,000,000	2,162,222
Mecklenburg County, NC, School General Obligation, 5%, 9/01/2024	1,250,000	1,268,123
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	340,498
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,655,053
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,616,266
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2046	2,035,000	797,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Onslow County, NC, Limited Obligation, 4%, 12/01/2040	$500,000	$521,795
Onslow County, NC, Limited Obligation, 4%, 12/01/2041	1,035,000	1,071,298
Onslow County, NC, Limited Obligation, 4%, 12/01/2042	500,000	513,033
Onslow County, NC, Limited Obligation, 4%, 12/01/2043	425,000	434,612
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,660,535
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	229,521
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,092,839
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2033	2,500,000	2,989,105
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2034	2,500,000	2,984,840
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2040	1,825,000	2,105,288
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2041	1,625,000	1,866,178
Wake County, NC, Limited Obligation, “B”, 5%, 4/01/2041	1,765,000	2,026,957
		$55,704,303
Student Loan Revenue – 2.0%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$2,305,000	$2,276,211
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	550,000	582,553
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,075,261
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2029	700,000	762,826
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 3.125%, 6/01/2039	40,000	37,894
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	4,000,000	4,140,910
		$8,875,655
Tax - Other – 0.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$1,920,000	$2,020,085
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	285,000	297,414
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	670,000	732,716
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	284,127
		$3,334,342
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$940,138
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,455,000	$1,343,781
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,030,000	967,948
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,545,000	1,429,105
		$3,740,834
Toll Roads – 3.3%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,037,055
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,099,162
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,231,556
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,160,423
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,205,964
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,717,662
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,234,517
		$14,686,339
Transportation - Special Tax – 0.7%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$2,605,000	$2,538,882
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	260,000	282,855
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	250,000	279,940
		$3,101,677

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 14.2%
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,172,063
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,359,840
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2048	2,000,000	2,204,928
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2052	2,000,000	2,187,764
North Carolina Agricultural & Technical State University General Rev., “A”, 5%, 10/01/2035	3,075,000	3,157,281
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,127,038
North Carolina Capital Facilities Finance Agency Rev. (Duke University), “B”, ETM, 5%, 10/01/2055 (Prerefunded 10/01/2025)	1,120,000	1,162,564
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,383,535
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,397,078
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,092
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	140,272
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	737,659
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,745,494
University of North Carolina, Asheville, Rev., 4%, 6/01/2039	1,450,000	1,477,424
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043 (Prerefunded 4/01/2024)	1,715,000	1,723,511
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,223,954
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	4,415,000	4,424,931
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,800,644
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,035,008
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,031,302
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,007,705
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	1,016,504
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	2,830,078
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,135,779
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	509,966
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	407,869
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	509,577
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	195,776
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,924,689
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,480,968
Winston-Salem, NC, State University General Rev., AGM, 5%, 10/01/2042	2,470,000	2,636,120
Winston-Salem, NC, State University Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,556,216
		$63,818,629
Utilities - Municipal Owned – 0.6%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$324,958
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	10,400
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	114,400
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	187,200
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2029	525,000	517,158
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	425,000	418,125
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	49,287
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	292,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	45,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	22,100
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	10,400
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	107,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	50,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	49,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	9,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	152,100
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	9,100
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	20,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	68,900
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	79,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	24,700
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	78,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	$240,000	$58,200
		$2,700,228
Utilities - Other – 3.3%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,090,000	$1,074,427
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	1,295,000	1,304,098
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,755,046
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,681,577
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,600,000	1,742,369
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,320,000	2,468,932
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,542,389
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,331,366
		$14,900,204
Water & Sewer Utility Revenue – 9.6%
Brunswick, NC, Enterprise Systems Rev., 4.5%, 2/01/2049	$2,400,000	$2,536,049
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	1,250,000	1,260,611
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,775,964
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,519,892
Fayetteville, NC, Public Works Commission Rev., 4%, 3/01/2051	2,500,000	2,493,502
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	1,000,000	1,135,127
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,518,080
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2039	380,000	403,168
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2041	300,000	312,854
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4.125%, 12/01/2043	510,000	530,662
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 5%, 12/01/2046	525,000	585,978
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	226,901
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	396,403
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	498,680
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,362,679
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,015,137
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	622,683
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2048	4,000,000	4,056,958
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2053	5,000,000	5,024,985
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	170,750
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	95,000	95,519
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	115,494
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	140,540
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,067,446
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	536,749
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,440,310
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,643,369
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,360,000	1,504,607
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	2,088,493
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	723,956
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	515,209
		$43,318,755
Total Municipal Bonds		$433,766,015
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$727,299
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,607,340	511,283
Total Bonds		$1,238,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$823,204	$448,646
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 5.42% (v)	9,269,023	$9,270,877

Other Assets, Less Liabilities – 1.1%		4,916,099
Net Assets – 100.0%		$449,640,219
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,270,877 and $435,453,243, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,762,948, representing 1.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$434,214,661	$—	$434,214,661
U.S. Corporate Bonds	—	1,238,582	—	1,238,582
Mutual Funds	9,270,877	—	—	9,270,877
Total	$9,270,877	$435,453,243	$—	$444,724,120
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,469,318	$102,044,764	$100,242,057	$(570)	$(578)	$9,270,877

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$260,871	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2023, are as follows:
North Carolina	76.6%
Puerto Rico	3.8%
New York	2.8%
Illinois	2.4%
Alabama	1.7%
Texas	1.4%
California	1.3%
Guam	1.3%
Pennsylvania	1.1%
Virginia	1.0%
Maryland	0.7%
New Jersey	0.6%
Tennessee	0.6%
Ohio	0.5%
Georgia	0.4%
New Mexico	0.4%
South Carolina	0.4%
Michigan	0.3%
New Hampshire	0.3%
Wisconsin	0.3%
Connecticut	0.1%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.